Financial Risks - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Unrealized losses	€ (576)	€ (277)
Total fair value	8,481	10,057
Debt securities and money market instruments Americas and Netherland [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	78,468	74,880
Unrealized gains	11,865	14,938
Unrealized losses	475	249
Total fair value	89,859	89,569
Fair value of instruments with unrealized gains	74,954	84,593
Fair value of instruments with unrealized losses	14,905	4,976
Debt securities and money market instruments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	87,431	83,426
Unrealized gains	12,679	16,087
Unrealized losses	576	277
Total fair value	99,533	99,235
Fair value of instruments with unrealized gains	82,635	93,736
Fair value of instruments with unrealized losses	16,898	5,499
Debt securities and money market instruments [member] | United States government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	8,942	8,336
Unrealized gains	2,386	2,608
Unrealized losses	11	9
Total fair value	11,317	10,935
Fair value of instruments with unrealized gains	10,938	10,661
Fair value of instruments with unrealized losses	379	274
Debt securities and money market instruments [member] | Dutch government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	3,456	4,769
Unrealized gains	1,238	1,736
Unrealized losses	0
Total fair value	4,694	6,505
Fair value of instruments with unrealized gains	4,688	6,502
Fair value of instruments with unrealized losses	6	3
Debt securities and money market instruments [member] | Other government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	9,060	9,085
Unrealized gains	2,794	3,660
Unrealized losses	84	8
Total fair value	11,769	12,736
Fair value of instruments with unrealized gains	10,414	12,465
Fair value of instruments with unrealized losses	1,356	271
Debt securities and money market instruments [member] | Insured residential mortgage backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	5,265	5,678
Unrealized gains	372	482
Unrealized losses	56	69
Total fair value	5,581	6,092
Fair value of instruments with unrealized gains	3,832	5,314
Fair value of instruments with unrealized losses	1,749	777
Debt securities and money market instruments [member] | Asset backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,088	3,980
Unrealized gains	118	158
Unrealized losses	16	17
Total fair value	4,189	4,121
Fair value of instruments with unrealized gains	2,334	2,789
Fair value of instruments with unrealized losses	1,855	1,332
Debt securities and money market instruments [member] | Corporate [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	50,953	45,986
Unrealized gains	5,738	7,404
Unrealized losses	343	98
Total fair value	56,348	53,292
Fair value of instruments with unrealized gains	45,363	51,252
Fair value of instruments with unrealized losses	10,985	2,039
Debt securities and money market instruments [member] | Money market investments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,790	4,559
Unrealized gains	0
Unrealized losses	0	1
Total fair value	4,790	4,558
Fair value of instruments with unrealized gains	4,547	4,136
Fair value of instruments with unrealized losses	243	422
Debt securities and money market instruments [member] | Other [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	876	1,032
Unrealized gains	34	39
Unrealized losses	66	75
Total fair value	844	996
Fair value of instruments with unrealized gains	519	616
Fair value of instruments with unrealized losses	€ 325	€ 380